Other reserves (Details) - Schedule of Cash Flow Hedging Reserve - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow hedging reserve
Change in fair value of hedging derivatives	£ (2,317)	£ 725	£ (6,520)
Deferred tax	6	(628)	1,804
Net income statement transfers	2,297	1,517	(1)
Cash flow hedging reserve
Cash flow hedging reserve
At 1 January	(3,554)	(5,168)	(451)
Change in fair value of hedging derivatives	(2,317)	725	(6,520)
Change in fair value of hedging derivatives	(1,668)	518	(4,717)
Net income statement transfers	2,297	1,517	(1)
Net income statement transfers	1,654	1,096	0
At 31 December	(3,568)	(3,554)	(5,168)
Cash flow hedging reserve | Deferred tax:
Cash flow hedging reserve
Deferred tax	649	(207)	1,803
Net income statement transfers	£ 643	£ 421	£ (1)